Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables and prepaid expenses
Schedule of other receivables and prepaid expenses

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Research tax credit (1)	3,199	3,941
Value added tax	1,562	1,008
Prepaid expenses(2)	29	1,418
Suppliers – advances payment and debit balance	127	125
Receivable from CACEIS in relation with the exercises of BSA/BSPCE (3)	266	2
Miscellaneous	57	42
Total other receivables and prepaid expenses	5,239	6,536
(1)	Research tax credit (CIR)

Subject to certain conditions (see Note 3.15), CIR is payable by the government in the year following its recognition when there is no taxable net income to be offset. Those conditions are met by Biophytis as of December 31, 2021.

CIR recorded for the years ended December 31, 2020 and December 31, 2021 are:

●	CIR 2020: €3,328 thousand; and
●	CIR 2021: €4,080 thousand.

In December 2020, a portion of the CIR receivables for 2020 was prefinanced with NEFTYS (see note 13).

In December 2021, a portion of the CIR receivables for 2021 was prefinanced with NEFTYS (see note 13).

(2)	Prepaid expenses mainly relate to research services provided by an external provider.
(3)	Receivables from CACEIS, a company providing financial services to institutional investors, were recognized following the exercise of warrants and founders’ warrants for €266 thousand on December 31, 2020 and €2 thousand on December 31, 2021.